Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 16, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jun. 01, 2015	Mar. 31, 2015
C000154799
Account Value [Line Items]
Line Graph and Table Measure Name	Spectrum Active Advantage Fund
Account Value	$ 15,926	$ 15,413	$ 13,746	$ 18,296		$ 19,387	$ 12,244	$ 12,347	$ 11,936	$ 10,446	$ 9,401	$ 10,000
C000133465
Account Value [Line Items]
Line Graph and Table Measure Name	Spectrum Low Volatility Fund
Account Value	$ 18,967	18,398	16,799	17,095		16,973	13,743	13,040	12,457	11,893	10,289		$ 10,000
C000226669
Account Value [Line Items]
Line Graph and Table Measure Name	Spectrum Unconstrained Fund
Account Value	$ 10,938	10,663	10,021	9,847	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,696	29,280	22,544	24,432		21,127	13,512	14,526	13,266	11,638	9,932	$ 10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 15,721	14,684	13,092	12,783		$ 12,496	$ 10,839	$ 11,428	$ 11,091	$ 10,670	$ 9,786		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,653	9,204	9,050	9,505	10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 12,538	$ 11,711	$ 10,442	$ 10,195	$ 10,000